SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF SHARE OPTIONS (Details)	2 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2022 shares $ / shares	Aug. 03, 2022 shares $ / shares	Sep. 30, 2022 shares
Post-consolidation Basis [Member]
IfrsStatementLineItems [Line Items]
Outstanding, End of year	11,823,044		11,823,044
Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Issued			2,600,000
Stock Option Plan [Member] | Prior Consolidation Basis [Member]
IfrsStatementLineItems [Line Items]
Outstanding, beginning of year	8,375,000	5,775,000	5,775,000
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares		$ 0.52
Weighted Average Exercise Price, Issued | $ / shares		$ 2.49
Outstanding, End of year		8,375,000
Weighted Average Exercise Price, Outstanding at End of year | $ / shares		$ 1.13
Issued		2,600,000
Stock Option Plan [Member] | Prior Consolidation Basis [Member] | North American Nickel [Member]
IfrsStatementLineItems [Line Items]
Outstanding, beginning of year	2,995,794	3,010,919	3,010,919
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares		$ 1.35
Cancelled/expired		(15,125)
Weighted Average Exercise Price, Issued | $ / shares		$ 6.00
Outstanding, End of year		2,995,794
Weighted Average Exercise Price, Outstanding at End of year | $ / shares		$ 1.33
Stock Option Plan [Member] | Post-consolidation Basis [Member]
IfrsStatementLineItems [Line Items]
Outstanding, beginning of year	2,995,794
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 1.33
Outstanding, End of year	11,823,044	2,995,794	11,823,044
Weighted Average Exercise Price, Outstanding at End of year | $ / shares	$ 1.21
Issued	8,827,250
Weighted Average Exercise Price, Issued | $ / shares	$ 1.16